Long-term Debt and Short-term Borrowings (Notes Payable and Long-term Debt) (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	May 01, 2012 Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) CAD	May 01, 2012 Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	Dec. 31, 2011 Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%) USD ($)	May 01, 2012 USD Senior Revolving Credit Facility May 2017 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	Dec. 31, 2011 Senior Secured Notes U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	Dec. 31, 2012 Senior Secured Notes U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	Dec. 31, 2011 Senior Secured Notes U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	Dec. 31, 2012 Senior Secured Notes Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) USD ($)	Dec. 31, 2011 Senior Secured Notes Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) USD ($)	Dec. 31, 2012 Senior Notes [Member] Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	Dec. 31, 2011 Senior Notes [Member] Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	Dec. 31, 2012 Senior Notes [Member] Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%) USD ($)	Dec. 31, 2011 Senior Notes [Member] Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%) USD ($)		Dec. 31, 2012 Senior Subordinated Notes U.S. Dollar Senior Subordinated Notes, due August 2015 (fixed interest rate of 7.625%) USD ($)	Dec. 31, 2011 Senior Subordinated Notes U.S. Dollar Senior Subordinated Notes, due August 2015 (fixed interest rate of 7.625%) USD ($)	Dec. 31, 2012 Other debt obligations USD ($)	Dec. 31, 2011 Other debt obligations USD ($)
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End									4.25%		3.32%		4.26%
Senior Secured Term Loans									$ 326.8	$ 0	$ 220.8	$ 0	$ 21.8	$ 0			$ 0	$ 420.9	[1]
Unsecured Long-term Debt, Noncurrent															500.0	0
Senior Subordinated Notes																				0	246.3
Other borrowings																						2.7	1.8
Debt, Long-term and Short-term, Combined Amount	1,072.1	669.0
Total debt			450.0	285.0	34.5	500.0		250.0
Less: current portion	(1.3)	(0.2)
Total long-term debt	1,070.8	668.8
Stated percentage															6.75%			10.625%			7.625%
Unamortized original issue discount							$ 4.2

[1]	Net of unamortized original issue discount of $4.2 million as of December 31, 2011.